Employee benefits - Summary of fair value of plan assets (Detail) - Plan assets [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt instruments categorized by issuers' credit rating:
US government bonds	$ 1,865	$ 0
Cash and cash equivalents	1,428	4,578
Total	$ 3,293	$ 4,578